Concentrations Disclosure (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from seven customers
Concentration percentage	100.00%
Revenues from four customers
Concentration percentage		100.00%
Accounts receivable with three customers
Concentration percentage	100.00%	100.00%